Loans and Allowance for Loan Losses, Credit Risk Profile (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 167,777	$ 169,027
Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	17,348	15,375
Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	11,180	12,207
Construction, Land Development, Other Land Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	19,161	23,295
Commercial Real Estate - Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	64,504	71,367
Commercial Real Estate - Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	35,536	36,489
Consumer - Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	22,655	24,031
Equity Line of Credit - Second Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans	17,585	21,373
Commercial - Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	31,927	32,407
Agricultural - Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,372	2,784
Quality [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	34,201	37,509
Quality [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	994	1,220
Quality [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,001	1,104
Quality [Member] | Construction, Land Development, Other Land Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,768	4,108
Quality [Member] | Commercial Real Estate - Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,016	6,119
Quality [Member] | Commercial Real Estate - Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,168	1,604
Satisfactory [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	81,500	79,225
Satisfactory [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	12,328	9,790
Satisfactory [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,589	3,419
Satisfactory [Member] | Construction, Land Development, Other Land Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,765	6,026
Satisfactory [Member] | Commercial Real Estate - Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	25,485	23,168
Satisfactory [Member] | Commercial Real Estate - Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	14,539	14,756
Acceptable [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	35,202	33,427
Acceptable [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,731	1,481
Acceptable [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	6,078	3,944
Acceptable [Member] | Construction, Land Development, Other Land Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	6,059	5,940
Acceptable [Member] | Commercial Real Estate - Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	19,683	25,652
Acceptable [Member] | Commercial Real Estate - Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	11,048	9,270
Special Mention [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,481	3,739
Special Mention [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	890	1,318
Special Mention [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	9	1,767
Special Mention [Member] | Construction, Land Development, Other Land Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,698	2,195
Special Mention [Member] | Commercial Real Estate - Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,686	4,073
Special Mention [Member] | Commercial Real Estate - Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,353	1,518
Substandard [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	12,393	15,127
Substandard [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	405	1,566
Substandard [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	503	1,973
Substandard [Member] | Construction, Land Development, Other Land Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,871	5,026
Substandard [Member] | Commercial Real Estate - Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,634	12,355
Substandard [Member] | Commercial Real Estate - Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	6,428	9,341
Doubtful [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Doubtful [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Doubtful [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Doubtful [Member] | Construction, Land Development, Other Land Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Doubtful [Member] | Commercial Real Estate - Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Doubtful [Member] | Commercial Real Estate - Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Performing [Member] | Consumer - Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	22,599	23,897
Performing [Member] | Equity Line of Credit - Second Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans	17,090	20,855
Performing [Member] | Commercial - Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	31,401	31,777
Performing [Member] | Agricultural - Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,372	2,782
Nonperforming [Member] | Consumer - Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	56	134
Nonperforming [Member] | Equity Line of Credit - Second Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans	495	518
Nonperforming [Member] | Commercial - Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	526	630
Nonperforming [Member] | Agricultural - Non Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 0	$ 2